Note 17 - Acquisition of Businesses - Net Assets Acquired From EdgePower Inc. (Details) $ in Thousands, $ in Millions	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 CAD ($)	Feb. 28, 2018 CAD ($)	Feb. 28, 2018 USD ($)
Statement Line Items [Line Items]
Goodwill	$ 339,921	$ 300,673
EdgePower Inc. [member]
Statement Line Items [Line Items]
Working capital			$ 993
Intangible assets			14,198
Goodwill			7,673
Deferred tax liabilities			(3,820)
Total consideration			19,044
Cash transferred			10,078	$ 7.5
Equity interests of acquirer			8,966
Total consideration transferred, acquisition-date fair value			$ 19,044	$ 14.9